UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-10321
RIVERSOURCE MANAGERS SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 05/31
Date of reporting period: 08/31

Portfolio of Investments
RiverSource Partners Aggressive Growth Fund
Aug. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.3%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.3%)
BE Aerospace	54,897	(b,d)	$940,386
Precision Castparts	35,629		3,252,215

Total			4,192,601

Air Freight & Logistics (0.7%)
CH Robinson Worldwide	38,700	(d)	2,177,262

Airlines (0.7%)
Continental Airlines Cl B	179,170	(b,d)	2,377,586

Auto Components (1.6%)
Autoliv	50,574	(c,d)	1,621,908
Goodyear Tire & Rubber	105,410	(b,d)	1,738,211
Magna Intl Cl A	28,270	(c)	1,292,222
Tenneco	49,394	(b,d)	775,486

Total			5,427,827

Beverages (0.4%)
Hansen Natural	35,740	(b)	1,167,268

Biotechnology (2.4%)
Alexion Pharmaceuticals	108,761	(b,d)	4,909,471
United Therapeutics	23,370	(b,d)	2,138,589
Vertex Pharmaceuticals	26,600	(b,d)	995,106

Total			8,043,166

Capital Markets (7.5%)
Affiliated Managers Group	15,650	(b,d)	1,022,415
Janus Capital Group	304,827	(d)	3,877,399
Jefferies Group	154,528	(b)	3,656,132
Lazard Cl A	88,030	(c,d)	3,421,726
Legg Mason	60,433	(d)	1,738,053
Morgan Stanley	100,600	(d)	2,913,376
T Rowe Price Group	65,460	(d)	2,966,647
TD Ameritrade Holding	102,440	(b)	1,970,946
Waddell & Reed Financial Cl A	111,265	(d)	2,951,860

Total			24,518,554

Chemicals (2.9%)
Airgas	24,370		1,133,205
Celanese Series A	109,853		2,797,956
CF Inds Holdings	37,350		3,050,000
Ecolab	39,720	(d)	1,679,759
Scotts Miracle-Gro Cl A	21,659	(d)	881,305

Total			9,542,225

Issuer	Shares		Value(a)
Commercial Banks (0.7%)
Fifth Third Bancorp	218,557	(d)	2,391,014

Commercial Services & Supplies (0.6%)
Stericycle	15,650	(b,d)	774,988
Tetra Tech	41,370	(b,d)	1,222,070

Total			1,997,058

Communications Equipment (3.4%)
Alcatel-Lucent ADR	653,392	(b,c,d)	2,450,221
Brocade Communications Systems	171,580	(b)	1,240,523
Ciena	100,850	(b,d)	1,351,390
CommScope	48,930	(b)	1,319,153
F5 Networks	69,760	(b)	2,406,022
Juniper Networks	45,120	(b,d)	1,040,918
Riverbed Technology	31,580	(b,d)	608,862
Tellabs	136,702	(b)	866,691

Total			11,283,780

Computers & Peripherals (1.6%)
Seagate Technology	104,189	(c)	1,443,018
STEC	37,897	(b,d)	1,535,965
Western Digital	69,634	(b)	2,387,054

Total			5,366,037

Construction & Engineering (2.8%)
AECOM Technology	109,020	(b)	2,988,238
Quanta Services	136,909	(b)	3,028,428
Shaw Group	29,613	(b)	868,549
URS	54,402	(b)	2,351,798

Total			9,237,013

Consumer Finance (0.4%)
Discover Financial Services	89,840		1,235,300

Containers & Packaging (0.8%)
Crown Holdings	101,943	(b)	2,531,245

Diversified Financial Services (1.5%)
IntercontinentalExchange	35,416	(b)	3,322,021
MSCI Cl A	56,390	(b)	1,658,994

Total			4,981,015

Electrical Equipment (0.3%)
JA Solar Holdings ADR	68,530	(b,c,d)	243,967
Suntech Power Holdings ADR	54,621	(b,c,d)	776,164

Total			1,020,131

Electronic Equipment, Instruments & Components (1.2%)
AU Optronics ADR	43,294	(c,d)	426,876
Corning	184,384		2,780,511
LG Display ADR	55,088	(c,d)	797,674

Total			4,005,061

Energy Equipment & Services (2.7%)
Atwood Oceanics	62,467	(b,d)	1,779,060

Issuer	Shares		Value(a)
Cameron Intl	120,678	(b,d)	4,309,412
Nabors Inds	86,330	(b,c,d)	1,526,314
Oceaneering Intl	24,174	(b)	1,261,158

Total			8,875,944

Food & Staples Retailing (0.9%)
Whole Foods Market	102,040	(b,d)	2,967,323

Food Products (0.6%)
Green Mountain Coffee Roasters	32,484	(b,d)	1,955,212

Gas Utilities (0.3%)
Questar	32,570		1,099,563

Health Care Equipment & Supplies (1.0%)
Beckman Coulter	25,390		1,719,411
Intuitive Surgical	6,570	(b)	1,463,205

Total			3,182,616

Health Care Providers & Services (4.9%)
AmerisourceBergen	59,060	(d)	1,258,569
CIGNA	42,270		1,244,006
Community Health Systems	21,100	(b,d)	649,247
DaVita	26,570	(b)	1,373,935
Express Scripts	50,238	(b)	3,628,187
Health Management Associates Cl A	223,512	(b)	1,544,468
Laboratory Corp of America Holdings	31,220	(b)	2,178,844
Medco Health Solutions	34,850	(b)	1,924,417
Omnicare	62,120	(d)	1,421,927
Tenet Healthcare	202,054	(b,d)	941,572

Total			16,165,172

Health Care Technology (0.8%)
Allscripts-Misys Healthcare Solutions	73,051		1,084,807
Cerner	25,737	(b,d)	1,588,231

Total			2,673,038

Hotels, Restaurants & Leisure (5.4%)
Bally Technologies	21,849	(b)	883,355
Boyd Gaming	56,569	(b)	581,529
Ctrip.com Intl ADR	29,154	(b,c)	1,426,797
Darden Restaurants	28,100		925,333
Intl Game Technology	85,108	(d)	1,780,459
Las Vegas Sands	89,980	(b,d)	1,283,115
Penn Natl Gaming	60,711	(b)	1,773,368
Starwood Hotels & Resorts Worldwide	95,440	(d)	2,842,203
WMS Inds	82,477	(b,d)	3,491,252
Wynn Resorts	52,741	(b,d)	2,854,871

Total			17,842,282

Household Durables (2.4%)
Black & Decker	25,300		1,116,236
DR Horton	148,050	(d)	1,985,351
KB Home	103,791	(d)	1,890,034
NVR	2,077	(b)	1,402,494
Pulte Homes	129,800		1,658,844

Total			8,052,959

Issuer	Shares		Value(a)
Household Products (0.7%)
Energizer Holdings	33,520	(b)	2,193,214

Independent Power Producers & Energy Traders (0.4%)
AES	106,000	(b)	1,449,020

Industrial Conglomerates (1.1%)
McDermott Intl	151,169	(b)	3,591,775

Insurance (0.2%)
Hartford Financial Services Group	34,250		812,410

Internet & Catalog Retail (0.6%)
priceline.com	12,940	(b,d)	1,992,501

Internet Software & Services (1.6%)
Equinix	16,018	(b,d)	1,349,677
MercadoLibre	25,120	(b,c,d)	790,526
NetEase.com ADR	19,787	(b,c,d)	830,856
VeriSign	72,950	(b,d)	1,545,811
VistaPrint	19,328	(b,c)	800,952

Total			5,317,822

IT Services (1.3%)
Fiserv	44,260	(b)	2,135,545
Global Payments	49,790		2,113,088

Total			4,248,633

Life Sciences Tools & Services (2.6%)
Covance	32,170	(b,d)	1,708,227
Illumina	65,580	(b,d)	2,313,007
Life Technologies	102,669	(b,d)	4,571,850

Total			8,593,084

Machinery (3.1%)
Bucyrus Intl	43,172	(d)	1,288,684
Cummins	26,900		1,219,108
Flowserve	11,601		1,000,586
Ingersoll-Rand	58,660	(c)	1,812,007
Joy Global	63,232	(d)	2,456,564
Navistar Intl	23,440	(b)	1,013,546
Parker Hannifin	31,800	(d)	1,547,388

Total			10,337,883

Metals & Mining (3.5%)
AK Steel Holding	77,720		1,579,270
Alcoa	84,420		1,017,261
Companhia Siderurgica Nacional ADR	51,895	(c,d)	1,353,941
Freeport-McMoRan Copper & Gold	27,745	(d)	1,747,380
Thompson Creek Metals	112,128	(b,c)	1,289,472
United States Steel	55,100	(d)	2,412,278
Walter Energy	44,474	(d)	2,308,645

Total			11,708,247

Issuer	Shares		Value(a)
Multiline Retail (2.2%)
Dollar Tree	59,509	(b)	2,971,879
Family Dollar Stores	79,081	(d)	2,394,573
Nordstrom	64,830	(d)	1,817,833

Total			7,184,285

Oil, Gas & Consumable Fuels (3.8%)
CONSOL Energy	49,730		1,860,399
Continental Resources	35,623	(b,d)	1,257,492
Petrohawk Energy	211,523	(b,d)	4,554,090
Range Resources	51,335	(d)	2,483,074
Southwestern Energy	36,889	(b,d)	1,359,729
Whiting Petroleum	20,104	(b,d)	975,848

Total			12,490,632

Personal Products (1.5%)
Alberto-Culver	41,960	(d)	1,107,324
Avon Products	124,898		3,980,500

Total			5,087,824

Professional Services (0.6%)
Robert Half Intl	77,510	(d)	2,037,738

Real Estate Investment Trusts (REITs) (0.6%)
Digital Realty Trust	44,840	(d)	1,954,127

Real Estate Management & Development (0.6%)
CB Richard Ellis Group Cl A	93,280	(b,d)	1,104,435
E-House China Holdings	44,447	(b,c,d)	847,604

Total			1,952,039

Semiconductors & Semiconductor Equipment (11.7%)
Altera	44,716	(d)	858,994
ASML Holding	174,497	(c,d)	4,793,432
Atheros Communications	130,005	(b,d)	3,593,338
Broadcom Cl A	143,402	(b)	4,079,787
Cypress Semiconductor	115,428	(b,d)	1,168,131
Lam Research	61,710	(b)	1,894,497
Marvell Technology Group	281,379	(b,c)	4,291,030
Micron Technology	402,500	(b)	2,966,425
NetLogic Microsystems	25,810	(b,d)	1,133,317
NVIDIA	92,930	(b,d)	1,349,344
PMC-Sierra	449,463	(b,d)	4,081,124
Semtech	99,561	(b)	1,818,979
Silicon Laboratories	44,207	(b,d)	1,991,083
Teradyne	292,532	(b,d)	2,413,389
Varian Semiconductor Equipment Associates	65,187	(b,d)	1,992,767

Total			38,425,637

Software (3.0%)
McAfee	85,832	(b)	3,414,397
Perfect World ADR	32,599	(b,c)	1,243,652
Rovi	96,905	(b)	2,949,788
Salesforce.com	30,030	(b,d)	1,557,656
Shanda Interactive Entertainment ADR	17,281	(b,c,d)	846,078

Total			10,011,571

Issuer	Shares		Value(a)
Specialty Retail (5.8%)
Advance Auto Parts	18,827		796,382
Aeropostale	45,998	(b,d)	1,800,822
Bed Bath & Beyond	94,757	(b,d)	3,456,735
Chico’s FAS	160,388	(b)	2,041,739
GUESS?	94,230	(d)	3,301,819
O’Reilly Automotive	21,633	(b,d)	828,111
Ross Stores	56,878		2,652,790
TJX Companies	35,583		1,279,209
Urban Outfitters	109,000	(b)	3,098,870

Total			19,256,477

Textiles, Apparel & Luxury Goods (2.1%)
Coach	120,540		3,410,077
Iconix Brand Group	47,633	(b)	818,335
Jones Apparel Group	82,604		1,287,796
Phillips-Van Heusen	13,570		512,675
Warnaco Group	23,800	(b)	905,590

Total			6,934,473

Trading Companies & Distributors (0.4%)
Fastenal	36,840	(d)	1,333,608

Wireless Telecommunication Services (2.1%)
American Tower Cl A	51,156	(b)	1,619,087
Millicom Intl Cellular	19,770	(b,c)	1,394,971
SBA Communications Cl A	160,270	(b,d)	3,864,110

Total			6,878,168

Total Common Stocks (Cost: $282,220,869)			$328,099,420

Money Market Fund (1.0%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	3,465,389	(e)	$3,465,389

Total Money Market Fund (Cost: $3,465,389)			$3,465,389

Investments of Cash Collateral Received for Securities on Loan (27.7%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund(25.7%)
JPMorgan Prime Money Market Fund	84,931,885	$84,931,885

	Coupon	Principal
Issuer	rate	amount	Value(a)
Certificates of Deposit (1.2%)
Banco Santander Madrid 10-13-09	0.45%	$1,000,000	$1,000,000
Raiffeisen Zentralbank Oest Vienna 09-10-09	0.41	3,000,000	3,000,000

Total			4,000,000

Commercial Paper (0.8%)
Royal Bank of Scotland Group 09-10-09	0.47	2,497,878	2,497,878

	Coupon	Principal
Issuer	rate	amount	Value(a)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $91,429,763)			$91,429,763

Total Investments in Securities (Cost: $377,116,021)(f)			$422,994,572

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Aug. 31, 2009, the value of foreign securities represented 10.8% of net assets.

(d)	At Aug. 31, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2009.

(f)	At Aug. 31, 2009, the cost of securities for federal income tax purposes was approximately $377,116,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$50,565,000
Unrealized depreciation	(4,686,000)

Net unrealized appreciation	$45,879,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Annual Report dated May 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2009:

	Fair value at Aug. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$328,099,420	$—	$—	$328,099,420

Total Equity Securities	328,099,420	—	—	328,099,420

Other
Affiliated Money Market Fund (b)	3,465,389	—	—	3,465,389
Investments of Cash Collateral Received for Securities on Loan (c)	84,931,885	6,497,878	—	91,429,763

Total Other	88,397,274	6,497,878	—	94,895,152

Total	$416,496,694	$6,497,878	$—	$422,994,572

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2009.

(c)	Asset catergories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource Partners Fundamental Value Fund
Aug. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.7%)

Issuer	Shares		Value(a)
Air Freight & Logistics (0.5%)
United Parcel Service Cl B	54,250		$2,900,205

Automobiles (1.1%)
Harley-Davidson	251,090	(f)	6,021,138

Beverages (3.1%)
Coca-Cola	58,400		2,848,168
Diageo ADR	144,160	(c)	8,943,686
Heineken Holding	170,190	(c)	6,050,820

Total			17,842,674

Capital Markets (4.7%)
Bank of New York Mellon	356,700	(f)	10,561,887
Goldman Sachs Group	21,070		3,486,242
Julius Baer Holding	251,800	(c)	12,842,197

Total			26,890,326

Chemicals (0.8%)
Monsanto	38,000		3,187,440
Potash Corp of Saskatchewan	13,985	(c)	1,237,812

Total			4,425,252

Commercial Banks (4.3%)
Wells Fargo & Co	890,963	(f)	24,519,302

Commercial Services & Supplies (2.0%)
Iron Mountain	391,556	(b,f)	11,468,675

Computers & Peripherals (1.5%)
Hewlett-Packard	184,870		8,298,814

Construction Materials (1.6%)
Martin Marietta Materials	67,900	(f)	5,946,682
Vulcan Materials	67,510	(f)	3,378,200

Total			9,324,882

Consumer Finance (3.6%)
American Express	595,460	(f)	20,138,457

Containers & Packaging (1.9%)
Sealed Air	575,562		10,883,877

Diversified Consumer Services (0.6%)
H&R Block	194,000		3,352,320

Diversified Financial Services (4.0%)

Issuer	Shares		Value(a)
JPMorgan Chase & Co	422,690	(f)	18,370,108
Moody’s	165,430		4,506,313

Total			22,876,421

Electrical Equipment (0.4%)
ABB ADR	132,690	(b,c)	2,543,667

Electronic Equipment, Instruments & Components (1.1%)
Agilent Technologies	253,520	(b,f)	6,510,394

Energy Equipment & Services (0.8%)
Transocean	60,644	(b,c)	4,599,241

Food & Staples Retailing (6.7%)
Costco Wholesale	451,154	(f)	22,999,831
CVS Caremark	394,061		14,785,169

Total			37,785,000

Food Products (0.3%)
Hershey	37,740	(f)	1,480,540

Health Care Equipment & Supplies (0.8%)
Becton Dickinson & Co	62,900		4,379,098

Health Care Providers & Services (3.0%)
Cardinal Health	118,150	(f)	4,085,627
Express Scripts	89,730	(b)	6,480,301
Laboratory Corp of America Holdings	20,800	(b,f)	1,451,632
UnitedHealth Group	173,530		4,858,840

Total			16,876,400

Household Durables (0.4%)
Garmin	33,300	(c,f)	1,094,571
Hunter Douglas	26,807	(c)	1,111,378

Total			2,205,949

Household Products (1.4%)
Procter & Gamble	145,000		7,845,950

Independent Power Producers & Energy Traders (0.2%)
AES	95,400	(b)	1,304,118

Industrial Conglomerates (0.8%)
Tyco Intl	148,061	(c)	4,692,053

Insurance (12.0%)
American Intl Group	16,055	(f)	727,773
Berkshire Hathaway Cl B	8,547	(b)	28,085,443
Hartford Financial Services Group	111,700		2,649,524
Loews	428,600		14,636,690
Markel	1,590	(b,f)	522,887
NIPPONKOA Insurance	58,900	(c,f)	366,641
Principal Financial Group	48,000		1,363,200
Progressive	722,520	(b)	11,936,030
Sun Life Financial	29,920	(c,f)	881,443
Transatlantic Holdings	136,007		6,645,302

Total			67,814,933

Issuer	Shares		Value(a)
Internet & Catalog Retail (0.7%)
Amazon.com	30,640	(b,f)	2,487,662
Liberty Media — Interactive Cl A	126,400	(b,e)	1,210,912

Total			3,698,574

Internet Software & Services (1.4%)
Google Cl A	17,792	(b,f)	8,214,033

IT Services (0.3%)
Visa Cl A	21,240	(f)	1,510,164

Machinery (0.3%)
PACCAR	48,460	(f)	1,752,798

Marine (0.8%)
China Shipping Development Series H	1,432,000	(c,f)	1,794,943
Kuehne & Nagel Intl	36,658	(c)	2,919,207

Total			4,714,150

Media (4.0%)
Comcast Special Cl A	407,720		5,948,635
Grupo Televisa ADR	170,180	(c,f)	2,974,746
Liberty Entertainment Series A	101,184	(b,e)	2,822,022
News Corp Cl A	621,070		6,657,870
Walt Disney	161,400	(f)	4,202,856

Total			22,606,129

Metals & Mining (0.9%)
BHP Billiton	98,300	(c)	2,560,128
Rio Tinto	59,627	(c)	2,309,510

Total			4,869,638

Oil, Gas & Consumable Fuels (14.0%)
Canadian Natural Resources	202,100	(c)	11,566,183
China Coal Energy Series H	3,365,100	(c)	4,261,374
ConocoPhillips	74,416		3,350,952
Devon Energy	271,500	(f)	16,664,670
EOG Resources	219,500	(f)	15,804,000
Occidental Petroleum	355,370	(f)	25,977,548
OGX Petroleo e Gas Participacoes	2,530	(c)	1,395,149

Total			79,019,876

Paper & Forest Products (0.7%)
Sino-Forest Cl A	332,910	(b,c)	4,136,661

Personal Products (0.1%)
Natura Cosmeticos	37,400	(c)	601,449

Pharmaceuticals (5.2%)
Johnson & Johnson	145,200	(f)	8,775,888
Merck & Co	165,200	(f)	5,357,436
Pfizer	294,200	(f)	4,913,140
Schering-Plough	377,300		10,632,314

Total			29,678,778

Professional Services (1.2%)
Dun & Bradstreet	90,900		6,639,336

Issuer	Shares		Value(a)
Real Estate Management & Development (1.1%)
Brookfield Asset Management Cl A	129,800	(c,f)	2,638,834
Hang Lung Group	825,000	(c,f)	3,800,773

Total			6,439,607

Semiconductors & Semiconductor Equipment (2.0%)
Texas Instruments	472,760		11,625,168

Software (2.2%)
Activision Blizzard	255,200	(b)	2,962,872
Microsoft	397,200	(f)	9,790,980

Total			12,753,852

Specialty Retail (1.9%)
Bed Bath & Beyond	192,020	(b,f)	7,004,890
CarMax	202,200	(b,f)	3,500,082

Total			10,504,972

Tobacco (0.9%)
Philip Morris Intl	109,500	(f)	5,005,245

Transportation Infrastructure (1.4%)
China Merchants Holdings Intl	1,954,031	(c,f)	6,342,351
COSCO Pacific	1,144,439	(c)	1,721,164

Total			8,063,515

Total Common Stocks (Cost: $519,637,631)			$548,813,631

Bonds (1.1%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Automotive (0.9%)
Harley-Davidson
Sr Unsecured
02-01-14	15.00%	$4,000,000		$4,875,268

Paper (0.2%)
Sino-Forest
Cv
08-01-13	5.00	1,221,000	(c,d,g)	1,112,771

Total Bonds (Cost: $5,221,000)				$5,988,039

Money Market Fund (2.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	11,660,511	(h)	$11,660,511

Total Money Market Fund (Cost: $11,660,511)			$11,660,511

Investments of Cash Collateral Received for Securities on Loan (27.5%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (14.8%)
JPMorgan Prime Money Market Fund	83,766,047	$83,766,047

	Coupon	Principal
Issuer	rate	amount	Value(a)
Asset-Backed Commercial Paper (4.4%)
Belmont Funding LLC 09-01-09	0.48%	$4,999,933	$4,999,933
Ebbets Funding LLC 09-08-09	0.50	5,999,333	5,999,333
Elysian Funding LLC 09-01-09	0.42	4,999,942	4,999,942
Grampian Funding LLC 09-21-09	0.40	5,997,800	5,997,800
Versailles Commercial Paper LLC 09-10-09	0.60	2,998,250	2,998,250

Total			24,995,258

Certificates of Deposit (6.2%)
Banco Popular Espanol 09-04-09	0.76	2,995,963	2,995,963
09-23-09	0.63	499,462	499,462
Banco Santander Madrid 10-13-09	0.45	2,500,000	2,500,000
Bayrische Hypo Und Vereinsbank NY 09-14-09	0.30	5,000,000	5,000,000
Dexia Credit Local NY 09-21-09	0.52	4,997,690	4,997,690
Mizuho London 10-29-09	0.49	1,000,000	1,000,000
Monte de Paschi NY 09-14-09	0.51	4,500,040	4,500,040
Norinchukin Bank NY 11-20-09	0.41	6,000,000	6,000,000
San Paolo Imi Ireland 10-07-09	0.40	2,997,003	2,997,003
Sumitomo Mitsui Banking Corp Brussels 11-19-09	0.44	5,000,000	5,000,000

Total			35,490,158

Commercial Paper (2.1%)
Citigroup Funding 09-08-09	0.39	5,999,285	5,999,285
Natixis Commercial Paper 09-08-09	0.32	5,998,293	5,998,293

Total			11,997,578

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $156,249,041)			$156,249,041

Total Investments in Securities (Cost: $692,768,183)(i)			$722,711,222

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Aug. 31, 2009, the value of foreign securities represented 16.5% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2009, the value of these securities amounted to $1,112,771 or 0.2% of net assets.

(e)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(f)	At Aug. 31, 2009, security was partially or fully on loan.

(g)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Aug. 31, 2009 was $1,112,771, representing 0.2% of net assets. Information concerning such security holdings at Aug. 31, 2009 is as follows:

	Acquisition
Security	dates	Cost

Sino-Forest
Cv
5.00% 08-01-13	07-17-08	$1,221,000

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2009.

(i)	At Aug. 31, 2009, the cost of securities for federal income tax purposes was approximately $692,768,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$109,287,000
Unrealized depreciation	(79,344,000)

Net unrealized appreciation	$29,943,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Annual Report dated May 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2009:

	Fair value at Aug. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$502,733,146	$46,080,485 (b)	$—	$548,813,631

Total Equity Securities	502,733,146	46,080,485	—	548,813,631

Bonds
Corporate Bonds	—	5,988,039	—	5,988,039

Total Bonds	—	5,988,039	—	5,988,039

Other
Affiliated Money Market Fund (c)	11,660,511	—	—	11,660,511
Investments of Cash Collateral Received for Securities on Loan (d)	83,766,047	72,482,994	—	156,249,041

Total Other	95,426,558	72,482,994	—	167,909,552

Total	$598,159,704	$124,551,518	$—	$722,711,222

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Indicates certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2009.

(d)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource Partners Select Value Fund
Aug. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.4%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.5%)
ITT	20,850		$1,044,168
TransDigm Group	72,002	(b,d)	3,205,529

Total			4,249,697

Auto Components (1.5%)
Autoliv	53,500	(c,d)	1,715,745
BorgWarner	81,600	(d)	2,421,072

Total			4,136,817

Beverages (1.4%)
Dr Pepper Snapple Group	90,400	(b)	2,390,176
Molson Coors Brewing Cl B	36,300		1,719,894

Total			4,110,070

Capital Markets (2.9%)
Invesco	157,500		3,268,125
State Street	44,850		2,353,728
Stifel Financial	44,150	(b,d)	2,485,645

Total			8,107,498

Chemicals (0.8%)
Celanese Series A	38,250	(d)	974,228
PPG Inds	25,150	(d)	1,393,310

Total			2,367,538

Commercial Banks (2.3%)
Bank of Hawaii	107,700	(d)	4,248,765
Prosperity Bancshares	63,900	(d)	2,206,467

Total			6,455,232

Commercial Services & Supplies (3.8%)
RR Donnelley & Sons	428,800		7,649,792
Steelcase Cl A	489,389	(d)	3,058,681

Total			10,708,473

Communications Equipment (1.5%)
Comtech Telecommunications	88,500	(b,d)	3,010,770
Tellabs	196,600	(b)	1,246,444

Total			4,257,214

Computers & Peripherals (1.2%)
Teradata	60,400	(b)	1,626,572
Western Digital	52,500	(b)	1,799,700

Total			3,426,272

Construction & Engineering (0.7%)
Fluor	37,200		1,967,880

Issuer	Shares		Value(a)
Consumer Finance (0.2%)
Discover Financial Services	49,000		673,750

Containers & Packaging (4.3%)
AptarGroup	78,917	(d)	2,713,166
Crown Holdings	47,400	(b,d)	1,176,942
Sonoco Products	220,800		5,727,552
Temple-Inland	147,500	(d)	2,494,225

Total			12,111,885

Diversified Telecommunication Services (0.4%)
Qwest Communications Intl	294,500	(d)	1,057,255

Electric Utilities (2.9%)
Northeast Utilities	94,500		2,248,155
NV Energy	142,000		1,712,520
Pinnacle West Capital	128,600		4,232,226

Total			8,192,901

Electrical Equipment (2.2%)
Brady Cl A	37,100	(d)	1,099,273
Cooper Inds Cl A	64,300		2,073,675
General Cable	89,600	(b)	3,161,088

Total			6,334,036

Electronic Equipment, Instruments & Components (0.9%)
Tyco Electronics	113,500	(c,d)	2,590,070

Energy Equipment & Services (2.8%)
Noble	226,450		7,932,544

Food & Staples Retailing (1.6%)
Kroger	67,700		1,461,643
Ruddick	114,590	(d)	3,043,510

Total			4,505,153

Food Products (1.8%)
Dean Foods	54,700	(b)	992,258
Sara Lee	431,486		4,181,099

Total			5,173,357

Gas Utilities (1.9%)
Energen	71,000	(d)	2,981,290
Questar	69,500		2,346,320

Total			5,327,610

Health Care Equipment & Supplies (1.1%)
Beckman Coulter	47,972		3,248,664

Health Care Providers & Services (3.1%)
CIGNA	200,060		5,887,766
Health Management Associates Cl A	412,700	(b,d)	2,851,757

Total			8,739,523

Health Care Technology (1.0%)
IMS Health	197,900		2,742,894

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (1.8%)
Darden Restaurants	84,000		2,766,120
Wyndham Worldwide	160,850		2,436,878

Total			5,202,998

Household Durables (1.5%)
Fortune Brands	23,000		915,630
Newell Rubbermaid	79,800	(d)	1,110,816
Snap-On	59,900	(d)	2,235,468

Total			4,261,914

Independent Power Producers & Energy Traders (1.5%)
AES	215,900	(b)	2,951,353
NRG Energy	45,200	(b)	1,213,620

Total			4,164,973

Insurance (12.2%)
Alleghany	7,503	(b)	2,082,833
Allstate	208,100		6,116,059
Arch Capital Group	50,100	(b,c,d)	3,254,997
Endurance Specialty Holdings	93,600	(c)	3,226,392
HCC Insurance Holdings	168,400	(d)	4,452,496
Lincoln Natl	251,020		6,335,744
Protective Life	75,200	(d)	1,620,560
Prudential Financial	74,900		3,788,442
Unum Group	169,400	(d)	3,816,582

Total			34,694,105

IT Services (2.0%)
Computer Sciences	116,900	(b)	5,710,565

Life Sciences Tools & Services (0.9%)
Life Technologies	58,500	(b)	2,605,005

Machinery (2.7%)
Dover	129,200		4,469,028
Harsco	31,650		987,164
Ingersoll-Rand	22,100	(c)	682,669
SPX	25,000		1,392,000

Total			7,530,861

Marine (0.6%)
Kirby	45,100	(b,d)	1,670,955

Media (1.7%)
Gannett	103,900		897,696
McGraw-Hill Companies	56,900		1,912,409
Shaw Communications Cl B	122,100	(c)	2,092,794

Total			4,902,899

Metals & Mining (1.6%)
Freeport-McMoRan Copper & Gold	17,450	(d)	1,099,001
Thompson Creek Metals	209,250	(b,c,d)	2,406,375
Walter Energy	22,700	(d)	1,178,357

Total			4,683,733

Issuer	Shares		Value(a)
Multiline Retail (1.1%)
Family Dollar Stores	35,300	(d)	1,068,884
Kohl’s	40,050	(b,d)	2,066,180

Total			3,135,064

Multi-Utilities (4.6%)
CMS Energy	227,600	(d)	3,052,116
PG&E	110,200		4,473,017
SCANA	101,267	(d)	3,511,940
Xcel Energy	97,500	(d)	1,925,625

Total			12,962,698

Oil, Gas & Consumable Fuels (3.0%)
Bill Barrett	31,050	(b,d)	907,902
El Paso	171,700		1,584,791
Newfield Exploration	45,950	(b)	1,777,806
Spectra Energy	107,400	(d)	2,021,268
Whiting Petroleum	49,100	(b,d)	2,383,314

Total			8,675,081

Real Estate Investment Trusts (REITs) (7.3%)
Boston Properties	13,450	(d)	814,801
Digital Realty Trust	37,600	(d)	1,638,608
Duke Realty	639,695	(d)	7,369,286
Health Care REIT	66,200	(d)	2,827,402
Simon Property Group	129,236	(d)	8,221,994

Total			20,872,091

Road & Rail (1.5%)
Werner Enterprises	247,900		4,333,292

Semiconductors & Semiconductor Equipment (3.3%)
Analog Devices	62,500	(d)	1,765,625
Marvell Technology Group	136,900	(b,c)	2,087,725
Microchip Technology	161,400	(d)	4,285,170
Semtech	37,800	(b,d)	690,606
Skyworks Solutions	46,100	(b,d)	537,065

Total			9,366,191

Software (1.7%)
Informatica	123,800	(b,d)	2,219,734
Solera Holdings	31,950	(b,d)	841,563
Sybase	49,200	(b,d)	1,714,620

Total			4,775,917

Specialty Retail (0.1%)
AutoNation	17,000	(b,d)	322,660

Textiles, Apparel & Luxury Goods (2.7%)
Phillips-Van Heusen	28,950		1,093,731
VF	64,300		4,472,708
Warnaco Group	53,800	(b,d)	2,047,090

Total			7,613,529

Thrifts & Mortgage Finance (1.9%)
First Niagara Financial Group	222,400		2,908,992
Hudson City Bancorp	199,600	(d)	2,618,752

Total			5,527,744

Issuer	Shares		Value(a)
Tobacco (0.4%)
Lorillard	17,000		1,237,090

Trading Companies & Distributors (1.5%)
United Rentals	463,358	(b,d)	4,258,260

Wireless Telecommunication Services (1.0%)
NTELOS Holdings	181,900		2,948,599

Total Common Stocks (Cost: $257,118,304)			$279,872,557

Money Market Fund (1.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	5,170,294	(e)	$5,170,294
Total Money Market Fund (Cost: $5,170,294)			$5,170,294

Investments of Cash Collateral Received for Securities on Loan (27.2%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	77,242,176	$77,242,176
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $77,242,176)		$77,242,176

Total Investments in Securities (Cost: $339,530,774)(f)		$362,285,027

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Aug. 31, 2009, the value of foreign securities represented 6.3% of net assets.

(d)	At Aug. 31, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2009.

(f)	At Aug. 31, 2009, the cost of securities for federal income tax purposes was approximately $339,531,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$37,403,000
Unrealized depreciation	(14,649,000)

Net unrealized appreciation	$22,754,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements – Valuation of securities in the most recent Annual Report dated May 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2009:

	Fair value at Aug. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Equity Securities
Common Stocks (a)	$279,872,557	$—	$—	$279,872,557

Total Equity Securities	279,872,557	—	—	279,872,557

Other
Affiliated Money Market Fund (b)	5,170,294	—	—	5,170,294
Investments of Cash Collateral Received for Securities on Loan	77,242,176	—	—	77,242,176

Total Other	82,412,470	—	—	82,412,470

Total	$362,285,027	$—	$—	$362,285,027

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2009.

Portfolio of Investments
RiverSource Partners Small Cap Equity Fund
Aug. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.0%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.7%)
Cubic	97,006		$3,445,653

Airlines (7.2%)
Continental Airlines Cl B	375,000	(b,d)	4,976,250
Delta Air Lines	600,000	(b)	4,332,000

Total			9,308,250

Beverages (2.5%)
Central European Distribution	100,000	(b,d)	3,220,000

Chemicals (2.1%)
Minerals Technologies	60,000		2,690,400

Commercial Services & Supplies (4.4%)
Brink’s	90,000		2,371,500
Waste Connections	122,800	(b,d)	3,358,580

Total			5,730,080

Communications Equipment (2.4%)
F5 Networks	89,300	(b)	3,079,957

Construction & Engineering (2.0%)
Shaw Group	90,000	(b)	2,639,700

Containers & Packaging (2.4%)
Owens-Illinois	90,000	(b)	3,054,600

Diversified Consumer Services (1.2%)
Sotheby’s	100,000	(d)	1,586,000

Electrical Equipment (6.8%)
Belden	157,400		3,294,382
EnerSys	120,000	(b)	2,386,800
Thomas & Betts	114,019	(b)	3,157,186

Total			8,838,368

Energy Equipment & Services (3.0%)
Exterran Holdings	165,000	(b,d)	2,974,950
TETRA Technologies	100,000	(b,d)	882,000

Total			3,856,950

Food Products (2.5%)
Smithfield Foods	260,000	(b,d)	3,190,200

Health Care Equipment & Supplies (2.2%)
Analogic	80,000	(d)	2,844,000

Issuer	Shares		Value(a)
Health Care Providers & Services (2.8%)
WellCare Health Plans	150,000	(b)	3,640,500

Health Care Technology (2.3%)
Eclipsys	180,000	(b,d)	3,016,800

Hotels, Restaurants & Leisure (4.6%)
Penn Natl Gaming	100,000	(b)	2,921,000
Texas Roadhouse Cl A	298,600	(b,d)	3,042,734

Total			5,963,734

Insurance (15.5%)
Aspen Insurance Holdings	126,922	(c)	3,223,819
Endurance Specialty Holdings	90,000	(c)	3,102,300
Hanover Insurance Group	80,000		3,271,200
Infinity Property & Casualty	75,000		3,297,750
Lincoln Natl	175,000		4,417,001
WR Berkley	110,000		2,810,500

Total			20,122,570

IT Services (2.3%)
CACI Intl Cl A	63,784	(b)	2,931,513

Machinery (4.8%)
Mueller Inds	140,000		3,386,600
Navistar Intl	66,000	(b)	2,853,840

Total			6,240,440

Multiline Retail (2.0%)
Fred’s Cl A	200,000		2,616,000

Personal Products (1.9%)
Herbalife	80,000	(c)	2,422,400

Professional Services (1.4%)
School Specialty	78,900	(b,d)	1,798,131

Semiconductors & Semiconductor Equipment (8.0%)
Cypress Semiconductor	289,989	(b,d)	2,934,689
ON Semiconductor	450,000	(b,d)	3,631,500
Varian Semiconductor Equipment Associates	122,832	(b,d)	3,754,974

Total			10,321,163

Software (5.3%)
Lawson Software	500,000	(b)	3,080,000
Quest Software	230,611	(b)	3,802,775

Total			6,882,775

Transportation Infrastructure (2.7%)
Aegean Marine Petroleum Network	170,000	(c)	3,498,600

Total Common Stocks (Cost: $122,753,800)			$122,938,784

Exchange Traded Funds (4.4%)

Issuer	Shares		Value(a)
Diversified Financial Services
iShares Russell 2000 Index Fund	100,000	(d)	$5,715,000

Total Exchange Traded Funds (Cost: $5,749,580)			$5,715,000

Money Market Fund (1.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	1,557,851	(e)	$1,557,851

Total Money Market Fund (Cost: $1,557,851)			$1,557,851

Investments of Cash Collateral Received for Securities on Loan (19.4%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	25,072,252	$25,072,252

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $25,072,252)		$25,072,252

Total Investments in Securities (Cost: $155,133,483)(f)		$155,283,887

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Aug. 31, 2009, the value of foreign securities represented 9.5% of net assets.

(d)	At Aug. 31, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2009.

(f)	At Aug. 31, 2009, the cost of securities for federal income tax purposes was approximately $155,133,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,461,000
Unrealized depreciation	(2,310,000)

Net unrealized appreciation	$151,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Annual Report dated May 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2009:

	Fair value at Aug. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$122,938,784	$—	$—	$122,938,784

Total Equity Securities	122,938,784	—	—	122,938,784

Other
Exchange Traded Funds	5,715,000	—	—	5,715,000
Affiliated Money Market Fund (b)	1,557,851	—	—	1,557,851
Investments of Cash Collateral Received for Securities on Loan	25,072,252	—	—	25,072,252

Total Other	32,345,103	—	—	32,345,103

Total	$155,283,887	$—	$—	$155,283,887

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2009.

Portfolio of Investments
RiverSource Partners Small Cap Value Fund
Aug. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (89.1%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.6%)
AAR	16,179	(b,e)	$275,205
Cubic	10,513		373,422
Herley Inds	13,489	(b,e)	164,701
Hexcel	114,000	(b,e)	1,240,319

Total			2,053,647

Air Freight & Logistics (0.4%)
Forward Air	70,500	(e)	1,627,140

Airlines (1.6%)
Air France-KLM ADR	286,770	(b,c,e)	4,354,603
JetBlue Airways	235,625	(b)	1,368,981

Total			5,723,584

Auto Components (3.4%)
American Axle & Mfg Holdings	381,400	(e)	2,357,052
Cooper Tire & Rubber	240,712		3,437,367
Dana Holding	417,619	(b,e)	2,184,147
Dorman Products	16,225	(b)	228,124
Drew Inds	4,834	(b)	99,484
Gentex	254,900		3,718,991
Spartan Motors	21,976		119,330

Total			12,144,495

Automobiles (0.4%)
Thor Inds	50,000	(e)	1,302,500

Biotechnology (—%)
Acadia Pharmaceuticals	6,421	(b)	37,499

Building Products (0.7%)
Ameron Intl	1,692		137,001
Simpson Mfg	95,700	(e)	2,459,490

Total			2,596,491

Capital Markets (0.7%)
BlackRock Kelso Capital	56,724		450,956
Hercules Technology Growth Capital	41,960		388,969
Knight Capital Group Cl A	18,182	(b)	365,822
PennantPark Investment	26,305	(e)	219,647
Penson Worldwide	9,502	(b,e)	96,350
Piper Jaffray Companies	3,320	(b)	168,258
Raymond James Financial	30,815	(e)	701,041

Total			2,391,043

Chemicals (0.9%)
NewMarket	6,042		502,211
PolyOne	547,600	(b)	2,792,761

Issuer	Shares		Value(a)
Spartech	3,721	(e)	42,940
Westlake Chemical	2,937		70,605

Total			3,408,517

Commercial Banks (2.8%)
Banco Latinoamericano de Exportaciones Series E	8,269	(c,e)	117,502
Cathay General Bancorp	182,000	(e)	1,681,680
CVB Financial	204,610	(e)	1,434,316
First Bancorp	13,558	(e)	237,807
First of Long Island	7,149	(e)	204,032
Great Southern Bancorp	8,181	(e)	172,210
Intl Bancshares	111,000	(e)	1,713,840
Northrim BanCorp	7,325		110,608
Oriental Financial Group	26,898	(c,e)	364,199
Park Natl	3,252	(e)	194,697
Peoples Bancorp	9,533	(e)	150,717
Santander BanCorp	4,739	(b,c)	43,362
Simmons First Natl Cl A	1,103		31,072
Southside Bancshares	7,709	(e)	166,669
SVB Financial Group	2,553	(b)	101,482
Synovus Financial	182,000		673,400
Webster Financial	5,076		66,343
Wilshire Bancorp	22,846	(e)	189,165
Zions Bancorporation	143,000	(e)	2,526,810

Total			10,179,911

Commercial Services & Supplies (2.8%)
ATC Technology	57,000	(b)	1,192,440
Comfort Systems USA	165,210	(e)	1,961,043
Copart	50,000	(b,e)	1,767,000
Cornell Companies	30,904	(b)	620,861
Deluxe	20,706		345,997
Multi-Color	13,940		194,463
North American Galvanizing & Coating	14,818	(b,e)	84,018
Schawk	126,000	(e)	1,427,580
United Stationers	53,584	(b)	2,448,253

Total			10,041,655

Communications Equipment (1.7%)
3Com	671,000	(b)	2,918,850
ARRIS Group	21,099	(b)	279,773
Avocent	5,733	(b)	93,563
Black Box	21,425		536,482
Plantronics	55,132		1,317,103
Polycom	15,169	(b)	357,837
Sycamore Networks	171,882	(b,e)	522,521
Symmetricom	5,963	(b)	31,306

Total			6,057,435

Computers & Peripherals (1.7%)
Avid Technology	146,801	(b,e)	1,912,817
Diebold	84,400		2,546,348
Electronics for Imaging	171,000	(b)	1,819,440

Total			6,278,605

Construction & Engineering (1.5%)
EMCOR Group	31,109	(b)	720,796
Insituform Technologies Cl A	156,937	(b)	3,005,343
Pike Electric	145,000	(b)	1,610,950

Total			5,337,089

Issuer	Shares		Value(a)
Consumer Finance (0.2%)
Nelnet Cl A	16,007	(b,e)	236,263
World Acceptance	18,940	(b,e)	493,009

Total			729,272

Containers & Packaging (0.1%)
Bway Holding	16,804	(b,e)	260,462

Distributors (0.1%)
Audiovox Cl A	62,200	(b,e)	439,132

Diversified Consumer Services (0.1%)
Lincoln Educational Services	7,269	(b,e)	161,227
Stewart Enterprises Cl A	23,424	(e)	124,381

Total			285,608

Diversified Financial Services (0.3%)
Asset Acceptance Capital	872	(b,e)	6,348
Encore Capital Group	22,465	(b)	334,729
Financial Federal	14,096	(e)	330,128
First Financial Holdings	1,591		28,543
PHH	23,061	(b,e)	490,276

Total			1,190,024

Diversified Telecommunication Services (0.4%)
Atlantic Tele-Network	8,493	(e)	405,965
Consolidated Communications Holdings	3,824	(e)	53,918
General Communication Cl A	174,500	(b,e)	1,163,916

Total			1,623,799

Electric Utilities (2.5%)
Allete	20,034	(e)	677,350
El Paso Electric	79,790	(b)	1,351,643
Empire District Electric	21,099		382,947
Idacorp	28,044		798,693
NV Energy	200,000	(e)	2,412,000
Pinnacle West Capital	82,613		2,718,793
UIL Holdings	11,247	(e)	291,747
Unisource Energy	991		28,977
Unitil	12,180	(e)	265,768

Total			8,927,918

Electrical Equipment (1.4%)
AMETEK	48,000	(e)	1,511,040
Brady Cl A	18,051	(e)	534,851
EnerSys	7,499	(b)	149,155
Regal-Beloit	65,200	(e)	2,963,992

Total			5,159,038

Electronic Equipment, Instruments & Components (7.8%)
Benchmark Electronics	6,487	(b)	106,387
Celestica	643,000	(b,c,e)	5,465,499
Checkpoint Systems	17,239	(b,e)	287,374
Cognex	189,100	(e)	3,029,382
Coherent	63,167	(b,e)	1,412,414
Jabil Circuit	137,500		1,505,625
Littelfuse	135,800	(b,e)	3,400,432
Mercury Computer Systems	141,400	(b,e)	1,346,128

Issuer	Shares		Value(a)
Plexus	189,752	(b)	4,777,955
RadiSys	28,239	(b)	206,145
SYNNEX	23,510	(b,e)	697,072
Technitrol	10,032		82,664
TTM Technologies	46,213	(b)	467,676
Vishay Intertechnology	681,200	(b)	5,497,283

Total			28,282,036

Energy Equipment & Services (1.1%)
Bristow Group	12,278	(b,e)	358,518
Cal Dive Intl	26,490	(b)	276,291
Global Inds	65,285	(b,e)	620,208
Natural Gas Services Group	10,209	(b,e)	145,887
Oceaneering Intl	25,000	(b,e)	1,304,250
TETRA Technologies	156,337	(b,e)	1,378,891

Total			4,084,045

Food & Staples Retailing (0.8%)
Andersons	19,115		628,884
Casey’s General Stores	19,294	(e)	535,409
Pantry	17,142	(b,e)	259,701
Ruddick	20,324	(e)	539,805
Weis Markets	31,687	(e)	988,951

Total			2,952,750

Food Products (1.9%)
B&G Foods Cl A	31,017		282,875
Chiquita Brands Intl	9,336	(b)	143,774
Flowers Foods	65,000	(e)	1,545,050
Fresh Del Monte Produce	15,932	(b,c)	364,843
J&J Snack Foods	28,505		1,245,669
Lancaster Colony	12,244		615,383
Ralcorp Holdings	26,000	(b)	1,630,980
Sanderson Farms	21,823	(e)	907,837
TreeHouse Foods	5,424	(b,e)	200,959

Total			6,937,370

Gas Utilities (0.1%)
Southwest Gas	3,053		74,341
WGL Holdings	13,741	(e)	453,453

Total			527,794

Health Care Equipment & Supplies (0.6%)
Cooper Companies	33,000	(e)	901,560
ev3	13,239	(b,e)	168,665
ICU Medical	25,500	(b)	948,345
Symmetry Medical	8,316	(b)	91,642

Total			2,110,212

Health Care Providers & Services (2.5%)
Amedisys	27,000	(b,e)	1,202,580
AMN Healthcare Services	161,000	(b)	1,589,070
Assisted Living Concepts Cl A	9,243	(b,e)	186,986
BioScrip	18,472	(b,e)	108,615
Chemed	31,000		1,349,740
Emergency Medical Services Cl A	20,500	(b)	929,675
Five Star Quality Care	6,961	(b)	23,598
Gentiva Health Services	18,545	(b,e)	408,917
inVentiv Health	4,992	(b)	79,373

Issuer	Shares		Value(a)
Kindred Healthcare	17,050	(b)	243,474
Magellan Health Services	5,421	(b)	173,960
MedCath	17,176	(b,e)	156,645
Odyssey HealthCare	62,952	(b)	810,822
PharMerica	3,754	(b,e)	75,268
RehabCare Group	30,513	(b)	640,468
U.S. Physical Therapy	11,768	(b)	170,871
Universal American Financial	36,773	(b)	337,576
WellCare Health Plans	22,720	(b)	551,414

Total			9,039,052

Hotels, Restaurants & Leisure (3.4%)
Ameristar Casinos	109,673		1,821,669
Bob Evans Farms	31,134		836,571
Burger King Holdings	92,500	(e)	1,658,525
CKE Restaurants	84,500		817,115
Life Time Fitness	23,814	(b,e)	741,092
Lodgian	427,048	(b)	593,597
Papa John’s Intl	42,500	(b)	991,525
Royal Caribbean Cruises	233,000		4,445,639
Ruby Tuesday	42,708	(b,e)	311,768

Total			12,217,501

Household Durables (1.3%)
American Greetings Cl A	20,425		283,703
Helen of Troy	30,161	(b,c,e)	652,081
La-Z-Boy	8,210		69,539
Whirlpool	59,100	(e)	3,794,811

Total			4,800,134

Household Products (0.2%)
Central Garden & Pet Cl A	50,780	(b)	558,580
Orchids Paper Products	2,052	(b,e)	43,502

Total			602,082

Insurance (8.4%)
American Equity Investment Life Holding	20,518	(e)	165,580
American Natl Insurance	27,300	(e)	2,357,900
American Physicians Capital	19,160		571,734
American Physicians Service Group	27,671	(e)	636,710
American Safety Insurance Holdings	10,611	(b,c)	162,773
Amerisafe	41,606	(b,e)	710,630
AmTrust Financial Services	11,282		142,492
Argo Group Intl Holdings	16,452	(b,c)	581,085
Baldwin & Lyons Cl B	5,750	(e)	127,190
CNA Surety	9,754	(b)	154,894
Delphi Financial Group Cl A	24,153		564,456
EMC Insurance Group	10,497	(e)	225,686
Enstar Group	1,627	(b,c)	100,679
FPIC Insurance Group	19,349	(b)	617,427
Hallmark Financial Services	1,584	(b)	11,563
Harleysville Group	16,491	(e)	534,473
Horace Mann Educators	140,904		1,726,074
Infinity Property & Casualty	26,180		1,151,135
IPC Holdings	166,400	(c)	5,394,687
Kansas City Life Insurance	1,891		67,603
Max Capital Group	11,956	(c)	244,620
Meadowbrook Insurance Group	56,657	(e)	451,556
Montpelier Re Holdings	47,631	(c)	766,383
Natl Interstate	20,519	(e)	367,290

Issuer	Shares		Value(a)
Navigators Group	9,759	(b)	506,492
NYMAGIC	5,460	(e)	86,978
OneBeacon Insurance Group	18,226	(e)	250,243
Platinum Underwriters Holdings	122,232	(c)	4,430,909
PMA Capital Cl A	33,084	(b)	182,293
ProAssurance	15,109	(b,e)	793,223
RLI	10,084	(e)	534,553
Selective Insurance Group	136,556		2,324,183
Stewart Information Services	60,300	(e)	854,451
Torchmark	65,300		2,782,432

Total			30,580,377

Internet & Catalog Retail (—%)
Shutterfly	4,518	(b)	65,330

Internet Software & Services (0.6%)
DealerTrack Holdings	70,000	(b,e)	1,412,600
EarthLink	62,877	(b)	523,137
United Online	41,382		289,674
Web.com Group	8,976	(b,e)	49,009

Total			2,274,420

IT Services (2.3%)
CACI Intl Cl A	4,819	(b)	221,481
CSG Systems Intl	9,782	(b)	147,415
MAXIMUS	63,900		2,661,435
Perot Systems Cl A	14,169	(b)	235,914
StarTek	14,622	(b,e)	113,028
Unisys	502,000	(b,e)	1,224,880
VeriFone Holdings	321,000	(b,e)	3,704,340

Total			8,308,493

Leisure Equipment & Products (1.0%)
Brunswick	178,900	(e)	1,661,981
Head	755,200	(b,c)	434,240
RC2	103,658	(b)	1,627,431

Total			3,723,652

Life Sciences Tools & Services (1.4%)
Bio-Rad Laboratories Cl A	16,000	(b)	1,380,160
Charles River Laboratories Intl	49,000	(b,e)	1,690,010
Covance	39,500	(b,e)	2,097,450

Total			5,167,620

Machinery (4.6%)
Alamo Group	5,978	(e)	85,784
Flowserve	28,300		2,440,875
Graham	2,980		40,588
Harsco	69,100		2,155,229
Nordson	2,805	(e)	150,292
Oshkosh	235,100		7,899,359
Terex	151,400	(b,e)	2,495,072
Wabtec	37,000	(e)	1,385,650

Total			16,652,849

Marine (0.1%)
Genco Shipping & Trading	12,950		250,842

Issuer	Shares		Value(a)
Media (1.8%)
Cinemark Holdings	13,474		135,279
Harte-Hanks	32,785	(e)	427,516
Mediacom Communications Cl A	30,546	(b)	153,646
Scholastic	9,254	(e)	225,427
Valassis Communications	352,700	(b)	5,537,391

Total			6,479,259

Metals & Mining (0.3%)
Coeur d’Alene Mines	10,762	(b,e)	162,937
Stillwater Mining	147,900	(b)	948,039

Total			1,110,976

Multiline Retail (1.0%)
Dillard’s Cl A	324,600	(e)	3,703,686
Fred’s Cl A	6,287		82,234

Total			3,785,920

Multi-Utilities (0.8%)
Avista	40,217		785,036
Black Hills	8,930	(e)	228,429
PNM Resources	162,376	(e)	1,896,552

Total			2,910,017

Oil, Gas & Consumable Fuels (3.1%)
ATP Oil & Gas	43,877	(b)	489,229
Berry Petroleum Cl A	18,394	(e)	415,153
CVR Energy	26,928	(b,e)	260,663
Delek US Holdings	17,657	(e)	142,845
Encore Acquisition	37,200	(b,e)	1,402,068
EXCO Resources	187,400	(b,e)	2,747,284
Harvest Natural Resources	7,320	(b,e)	37,844
Quicksilver Resources	69,000	(b,e)	746,580
Rosetta Resources	45,082	(b)	532,418
Stone Energy	77,341	(b,e)	986,871
Swift Energy	22,240	(b,e)	453,029
USEC	667,133	(b,e)	3,035,455
Vanguard Natural Resources LLC	3,289	(e)	46,441

Total			11,295,880

Paper & Forest Products (2.4%)
Clearwater Paper	11,348	(b)	523,710
Domtar	111,400	(b,c,e)	3,946,903
Glatfelter	153,342		1,599,357
Louisiana-Pacific	131,143	(b,e)	987,507
Neenah Paper	71,000		805,850
Schweitzer-Mauduit Intl	15,102	(e)	742,716
Wausau Paper	3,261		31,501

Total			8,637,544

Personal Products (0.6%)
NBTY	55,000	(b)	2,038,300

Pharmaceuticals (0.5%)
Hi-Tech Pharmacal	11,870	(b,e)	179,356
Medicis Pharmaceutical Cl A	22,238		410,736
Par Pharmaceutical Companies	15,084	(b,e)	308,468
Valeant Pharmaceuticals Intl	29,642	(b,e)	767,431
ViroPharma	15,368	(b)	122,944

Total			1,788,935

Issuer	Shares		Value(a)
Professional Services (2.2%)
Administaff	76,700	(e)	1,851,538
Heidrick & Struggles Intl	4,480	(e)	94,170
Korn/Ferry Intl	213,461	(b,e)	2,952,165
Resources Connection	71,500	(b,e)	1,101,815
School Specialty	82,000	(b,e)	1,868,780

Total			7,868,468

Real Estate Management & Development (1.2%)
MI Developments Cl A	323,500	(c)	4,354,310

Road & Rail (0.5%)
Avis Budget Group	19,190	(b)	186,719
Landstar System	38,000		1,325,059
Marten Transport	386	(b)	6,547
Old Dominion Freight Line	5,755	(b)	205,914

Total			1,724,239

Semiconductors & Semiconductor Equipment (4.4%)
Brooks Automation	426,100	(b,e)	2,769,650
Cabot Microelectronics	3,288	(b)	113,600
Entegris	1,032,500	(b)	4,130,001
Integrated Silicon Solution	351,148	(b)	1,274,667
Micron Technology	250,000	(b)	1,842,500
MKS Instruments	5,273	(b)	97,181
OmniVision Technologies	3,824	(b)	55,945
Semiconductor Mfg Intl ADR	1,196,800	(b,c,e)	2,992,001
Sigma Designs	28,333	(b,e)	400,345
Standard Microsystems	3,292	(b)	76,638
TriQuint Semiconductor	36,954	(b,e)	270,503
Varian Semiconductor Equipment Associates	52,500	(b,e)	1,604,925
Veeco Instruments	6,169	(b)	132,510

Total			15,760,466

Software (1.6%)
Dynamics Research	7,013	(b,e)	96,639
Fair Isaac	20,120	(e)	448,676
Mentor Graphics	330,800	(b,e)	2,920,964
Quest Software	23,087	(b)	380,705
Solera Holdings	59,000	(b)	1,554,060
TIBCO Software	32,194	(b)	285,561

Total			5,686,605

Specialty Retail (5.4%)
Aaron Rents	62,100	(e)	1,620,810
America’s Car-Mart	7,022	(b,e)	144,653
Asbury Automotive Group	13,112	(b)	163,900
Barnes & Noble	10,608	(e)	219,480
Borders Group	393,070	(b)	1,246,032
Cabela’s	224,853	(b,e)	3,608,890
Cato Cl A	34,933	(e)	596,656
Charming Shoppes	11,848	(b)	62,084
Children’s Place Retail Stores	1,598	(b,e)	48,467
Collective Brands	11,744	(b)	186,025
Conn’s	6,917	(b,e)	78,231
Dress Barn	41,120	(b,e)	667,378
Finish Line Cl A	48,045		396,371
Genesco	15,967	(b)	349,677

Issuer	Shares		Value(a)
Group 1 Automotive	51,451	(e)	1,449,375
Gymboree	31,500	(b,e)	1,410,885
Jo-Ann Stores	4,477	(b)	122,312
MarineMax	57,600	(b)	406,080
Men’s Wearhouse	226,000		5,875,999
Pep Boys — Manny, Moe & Jack	362	(e)	3,233
Rent-A-Center	12,232	(b)	241,337
Sally Beauty Holdings	64,317	(b)	457,294
Stage Stores	19,640		262,194
Talbots	11,591		69,082

Total			19,686,445

Textiles, Apparel & Luxury Goods (0.4%)
Crocs	27,069	(b)	171,888
Jones Apparel Group	223		3,477
Perry Ellis Intl	3,639	(b)	45,451
Skechers USA Cl A	216	(b,e)	3,847
Timberland Cl A	5,333	(b)	69,116
Volcom	73,000	(b,e)	1,034,409

Total			1,328,188

Thrifts & Mortgage Finance (0.3%)
Dime Community Bancshares	9,837	(e)	110,174
First Defiance Financial	9,699	(e)	161,391
Flushing Financial	13,562	(e)	178,340
NASB Financial	3,217	(e)	99,019
NewAlliance Bancshares	13,751	(e)	161,712
OceanFirst Financial	4,169	(e)	54,197
Ocwen Financial	11,606	(b,e)	120,122
Roma Financial	1,507	(e)	19,079
Trustco Bank NY	11,648		72,451

Total			976,485

Trading Companies & Distributors (0.2%)
Huttig Building Products	297,560	(b)	267,804
TAL Intl Group	783	(e)	9,647
Textainer Group Holdings	32,066	(c,e)	455,016

Total			732,467

Transportation Infrastructure (—%)
CAI Intl	3,821	(b)	24,034

Water Utilities (—%)
Consolidated Water	2,255	(c)	41,492

Total Common Stocks (Cost: $331,421,158)			$322,601,453

Preferred Stocks (0.4%)

Issuer	Shares	Value(a)
Banking
East West Bancorp Series A Cv	1,640	$1,322,250

Total Preferred Stocks (Cost: $1,640,000)		$1,322,250

Money Market Fund (9.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	35,928,211	(d)	$35,928,211

Total Money Market Fund (Cost: $35,928,211)			$35,928,211

Investments of Cash Collateral Received for Securities on Loan (24.8%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (22.2%)
JPMorgan Prime Money Market Fund	80,440,064	$80,440,064

	Coupon	Principal
Issuer	rate	amount	Value(a)
Certificates of Deposit (1.9%)
Banco Santander-Madrid 10-13-09	0.45%	$1,000,000	$1,000,000
Bayrische Hypo Und Vereinsbank NY 09-14-09	0.30	2,000,000	2,000,000
Citigroup Funding 09-08-09	0.39	1,999,762	1,999,762
MIT 09-28-09	0.33	2,000,000	2,000,000

Total			6,999,762

Commercial Paper (0.7%)
Royal Bank of Scotland Group 09-10-09	0.47	2,497,878	2,497,878

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $89,937,704)			$89,937,704

Total Investments in Securities (Cost: $458,927,073)(f)			$449,789,618

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Aug. 31, 2009, the value of foreign securities represented 9.7% of net assets.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2009.

(e)	At Aug. 31, 2009, security was partially or fully on loan.

(f)	At Aug. 31, 2009, the cost of securities for federal income tax purposes was approximately $458,927,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$50,033,000
Unrealized depreciation	(59,170,000)

Net unrealized depreciation	$(9,137,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Annual Report dated May 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2009:

	Fair value at Aug. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$322,601,453	$—	$—	$322,601,453
Preferred Stocks
Banking	—	1,322,250	—	1,322,250

Total Equity Securities	322,601,453	1,322,250	—	323,923,703

Other
Affiliated Money Market Fund (b)	35,928,211	—	—	35,928,211
Investments of Cash Collateral Received for Securities on Loan (c)	80,440,064	9,497,640	—	89,937,704

Total Other	116,368,275	9,497,640	—	125,865,915

Total	$438,969,728	$10,819,890	$—	$449,789,618

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2009.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Managers Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date October 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date October 29, 2009

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date October 29, 2009